UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

INFLATION INDEXED PLUS BOND FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.

You may access franklintempleton.com by scanning the code below.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with preservation of capital.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Inflation Indexed Plus Bond Fund for the six-month reporting period ended June 30, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset Inflation Indexed Plus Bond Fund

Performance review

For the six months ended June 30, 2023, Class I shares of Western Asset Inflation Indexed Plus Bond Fund returned 2.03%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Treasury: U.S. TIPSi, returned 1.87% for the same period.

Performance Snapshot as of June 30, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Inflation Indexed Plus Bond Fund:
Class A	1.79%
Class C	1.41%
Class C1	1.29%
Class FI	1.72%
Class R	1.51%
Class I	2.03%
Class IS	1.96%
Bloomberg U.S. Treasury: U.S. TIPS	1.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2023 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 6.85%, 6.35%, 5.88%, 7.17%, 6.86%, 7.38% and 7.48%, respectively. Absent fee waiver and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares would have been 6.76%, 6.25%, -21.46%, 6.99%, 6.54%, 7.30% and 7.41%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ. The 30-Day SEC Yield includes adjustments for inflation to both U.S. and foreign portfolio securities that are linked to inflation indices. Please note, inflation adjustments to U.S. securities often occur at different intervals than foreign securities. These adjustments can cause the SEC Yield to change substantially from month-to-month. Increases in the inflation rate may result in the Fund reporting an exceptionally high yield which may not be repeated.

Western Asset Inflation Indexed Plus Bond Fund	III

Performance review (cont’d)

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2023, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.54%, 2.01%, 0.82%, 1.36%, 0.56% and 0.47%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.90% for Class A shares, 1.65% for Class C shares, 1.40% for Class C1 shares, 0.85% for Class FI shares and 1.15% for Class R shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

RISKS: Fixed income securities involve interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed income securities falls, thereby reducing the value of the Fund’s share price. Derivatives, such as options, futures and swaps, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Risks of high-yield securities

IV	Western Asset Inflation Indexed Plus Bond Fund

(commonly known as “junk” bonds) include greater price volatility, illiquidity and possibility of default. The Fund may be subject to interest rate, income and deflation risks. Changes in inflation will cause the Fund’s income to fluctuate, sometimes substantially. Periods of deflation may adversely affect the Fund’s net asset value. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Asset-backed, mortgage-backed or mortgage related securities are subject to prepayment and extension risks. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The Bloomberg U.S. Treasury: U.S. TIPS represents an unmanaged market index made up of U.S. Treasury Inflation Protected Securities.

Western Asset Inflation Indexed Plus Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the Fund’s portfolio as of June 30, 2023 and December 31, 2022, and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Fund’s portfolio is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	1.79%	$1,000.00	$1,017.90	0.75%	$3.75	Class A	5.00%	$1,000.00	$1,021.08	0.75%	$3.76
Class C	1.41	1,000.00	1,014.10	1.46	7.29	Class C	5.00	1,000.00	1,017.55	1.46	7.30
Class C1	1.29	1,000.00	1,012.90	1.40	6.99	Class C1	5.00	1,000.00	1,017.85	1.40	7.00
Class FI	1.72	1,000.00	1,017.20	0.77	3.85	Class FI	5.00	1,000.00	1,020.98	0.77	3.86
Class R	1.51	1,000.00	1,015.10	1.15	5.75	Class R	5.00	1,000.00	1,019.09	1.15	5.76
Class I	2.03	1,000.00	1,020.30	0.47	2.35	Class I	5.00	1,000.00	1,022.46	0.47	2.36
Class IS	1.96	1,000.00	1,019.60	0.37	1.85	Class IS	5.00	1,000.00	1,022.96	0.37	1.86

[1]	For the six months ended June 30, 2023.

2	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2023

Western Asset Inflation Indexed Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
U.S. Treasury Inflation Protected Securities — 87.7%
U.S. Treasury Bonds, Inflation Indexed	2.500%	1/15/29	$2,288,995	$2,358,166
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	5,905,120	6,526,373
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	1,052,663	1,130,356
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	4,564,670	3,882,298
U.S. Treasury Bonds, Inflation Indexed	0.625%	2/15/43	659,740	541,766
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,041,328	981,834
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	8,760,236	7,247,488
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	2,359,920	1,652,651
U.S. Treasury Bonds, Inflation Indexed	0.125%	2/15/52	1,634,640	1,086,010
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	816,440	793,438
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	4,468,520	4,261,645
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/26	7,056,297	6,617,992
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/26	6,994,071	6,540,074
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/27	5,157,312	4,774,916
U.S. Treasury Notes, Inflation Indexed	0.750%	7/15/28	2,779,642	2,634,948
U.S. Treasury Notes, Inflation Indexed	0.875%	1/15/29	4,565,434	4,323,072
U.S. Treasury Notes, Inflation Indexed	0.250%	7/15/29	1,897,552	1,733,398
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	4,716,400	4,232,566
U.S. Treasury Notes, Inflation Indexed	0.125%	7/15/31	565,930	502,103
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/32	3,392,547	2,988,222
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	1,425,788	1,366,935
Total U.S. Treasury Inflation Protected Securities (Cost — $74,738,804)				66,176,251
Corporate Bonds & Notes — 5.9%
Energy — 3.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	5,000	4,832
Oil, Gas & Consumable Fuels — 3.2%
Apache Corp., Senior Notes	4.750%	4/15/43	150,000	110,476
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	410,000	392,348
Devon Energy Corp., Senior Notes	5.850%	12/15/25	490,000	494,076
Ecopetrol SA, Senior Notes	4.625%	11/2/31	200,000	154,573
Energy Transfer LP, Senior Notes	2.900%	5/15/25	30,000	28,437
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	420,000	321,827
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	90,000	86,060
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	170,000	165,882
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	110,000	108,696
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	117,054
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	240,000	206,374

See Notes to Financial Statements.

4	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	$120,000	$114,814
Williams Cos. Inc., Senior Notes	3.500%	10/15/51	170,000	117,473
Total Oil, Gas & Consumable Fuels				2,418,090
Total Energy				2,422,922
Materials — 2.7%
Metals & Mining — 2.4%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	280,000	263,503	(a)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	340,000	277,381	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	140,000	146,335
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	140,000	133,567	(a)
Glencore Funding LLC, Senior Notes	3.375%	9/23/51	230,000	155,247	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	440,000	421,274
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	140,000	144,435
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	230,000	217,211
Total Metals & Mining				1,758,953
Paper & Forest Products — 0.3%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	240,000	230,829	(b)
Total Materials				1,989,782
Total Corporate Bonds & Notes (Cost — $4,717,048)				4,412,704
Collateralized Mortgage Obligations (c) — 5.0%
Benchmark Mortgage Trust, 2023-B38 A4	5.525%	4/15/56	130,000	132,427
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.839%	3/15/40	330,000	325,740	(a)(d)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.428%	6/15/40	160,000	159,788	(a)(d)
BX Trust, 2022-VAMF A (1 mo. Term SOFR + 0.850%)	5.997%	1/15/39	190,000	184,892	(a)(d)
CIM Trust, 2023-R4 A1	5.000%	5/25/62	186,281	180,457	(a)(d)
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	6/10/28	230,000	230,008	(a)(d)
CSMC Trust, 2019-AFC1 A3, Step bond (2.877% to 8/1/23 then 3.877%)	2.877%	7/25/49	182,244	166,880	(a)
CSMC Trust, 2022-RPL4 A1	3.904%	4/25/62	175,261	161,088	(a)(d)
Deephaven Residential Mortgage Trust, 2022-1 A2	2.961%	1/25/67	210,000	160,411	(a)(d)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	85,392	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	6.567%	10/25/41	190,000	185,392	(a)(d)

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset Inflation Indexed Plus Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (c) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	6.367%	2/25/42	$131,564	$130,855	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.467%	2/25/42	200,000	197,839	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	7.067%	4/25/42	157,058	157,566	(a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	6.617%	10/25/41	130,000	127,476	(a)(d)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	7.238%	3/15/36	262,722	262,131	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C13 A4	4.039%	11/15/46	190,000	188,177
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 A3	3.459%	12/15/49	189,679	176,147
New Residential Mortgage Loan Trust, 2019-RPL3 A1	2.750%	7/25/59	116,696	107,787	(a)(d)
Residential Mortgage Loan Trust, 2020-2 A1	1.654%	5/25/60	46,676	45,759	(a)(d)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	6.147%	1/15/39	240,000	232,839	(a)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	3.913%	4/25/35	201,744	191,249	(d)
Total Collateralized Mortgage Obligations (Cost — $3,925,137)				3,790,300
Sovereign Bonds — 0.8%
Kuwait — 0.4%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	350,000	338,732	(b)
Peru — 0.4%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	340,000	291,503
Total Sovereign Bonds (Cost — $705,936)				630,235
Asset-Backed Securities — 0.0%††
Bear Stearns Asset Backed Securities Trust, 2003- ABF1 A (1 mo. USD LIBOR + 0.740%) (Cost — $4,396)	5.890%	1/25/34	4,482	4,232	(d)
Total Investments — 99.4% (Cost — $84,091,321)				75,013,722
Other Assets in Excess of Liabilities — 0.6%				427,789
Total Net Assets — 100.0%				$75,441,511

See Notes to Financial Statements.

6	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

Western Asset Inflation Indexed Plus Bond Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities

LIBOR	— London Interbank Offered Rate

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	82,690	USD	90,706	BNP Paribas SA	7/18/23	$(392)
USD	89,062	EUR	82,690	BNP Paribas SA	7/18/23	(1,252)
Net unrealized depreciation on open forward foreign currency contracts						$(1,644)

Abbreviation(s) used in this table:

EUR	— Euro

USD	— United States Dollar

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments, at value (Cost — $84,091,321)	$75,013,722
Foreign currency, at value (Cost — $2,502)	2,541
Cash	121,084
Interest receivable	259,269
Receivable for Fund shares sold	222,107
Receivable from investment manager	11,724
Prepaid expenses	34,674
Total Assets	75,665,121

Liabilities:
Payable for Fund shares repurchased	126,417
Fund accounting fees payable	27,333
Audit and tax fees payable	25,552
Distributions payable	24,581
Service and/or distribution fees payable	5,116
Unrealized depreciation on forward foreign currency contracts	1,644
Directors’ fees payable	1,544
Accrued expenses	11,423
Total Liabilities	223,610
Total Net Assets	$75,441,511

Net Assets:
Par value (Note 7)	$7,934
Paid-in capital in excess of par value	94,459,314
Total distributable earnings (loss)	(19,025,737)
Total Net Assets	$75,441,511

See Notes to Financial Statements.

8	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

Net Assets:
Class A	$15,667,633
Class C	$2,223,600
Class C1	$312
Class FI	$342,800
Class R	$74,646
Class I	$15,244,554
Class IS	$41,887,966

Shares Outstanding:
Class A	1,666,947
Class C	244,788
Class C1	33
Class FI	36,761
Class R	8,061
Class I	1,603,417
Class IS	4,373,983

Net Asset Value:
Class A (and redemption price)	$9.40
Class C*	$9.08
Class C1 (and redemption price)	$9.45
Class FI (and redemption price)	$9.33
Class R (and redemption price)	$9.26
Class I (and redemption price)	$9.51
Class IS (and redemption price)	$9.58
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$9.77

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$1,596,675
Dividends from affiliated investments	6,054
Less: Foreign taxes withheld	(284)
Total Investment Income	1,602,445

Expenses:
Investment management fee (Note 2)	92,500
Registration fees	51,552
Fund accounting fees	32,874
Service and/or distribution fees (Notes 2 and 5)	32,167
Audit and tax fees	24,552
Transfer agent fees (Note 5)	21,467
Shareholder reports	4,595
Legal fees	4,244
Directors’ fees	2,126
Commitment fees (Note 9)	422
Custody fees	298
Insurance	273
Miscellaneous expenses	5,862
Total Expenses	272,932
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(50,070)
Net Expenses	222,862
Net Investment Income	1,379,583

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(3,944,507)
Futures contracts	1,480
Forward foreign currency contracts	633
Foreign currency transactions	10,814
Net Realized Loss	(3,931,580)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	4,593,396
Futures contracts	7,885
Forward foreign currency contracts	(4,048)
Foreign currencies	(5,073)
Change in Net Unrealized Appreciation (Depreciation)	4,592,160
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	660,580
Increase in Net Assets From Operations	$2,040,163

See Notes to Financial Statements.

10	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited) and the Year Ended December 31, 2022	2023	2022

Operations:
Net investment income	$1,379,583	$5,743,273
Net realized loss	(3,931,580)	(1,358,572)
Change in net unrealized appreciation (depreciation)	4,592,160	(18,763,874)
Increase (Decrease) in Net Assets From Operations	2,040,163	(14,379,173)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,230,012)	(6,250,018)
Decrease in Net Assets From Distributions to Shareholders	(1,230,012)	(6,250,018)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,171,579	44,319,675
Reinvestment of distributions	1,202,111	6,159,695
Cost of shares repurchased	(31,850,568)	(43,968,927)
Increase (Decrease) in Net Assets From Fund Share Transactions	(23,476,878)	6,510,443
Decrease in Net Assets	(22,666,727)	(14,118,748)

Net Assets:
Beginning of period	98,108,238	112,226,986
End of period	$75,441,511	$98,108,238

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	11

Financial highlights

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.37	$11.44	$12.29	$11.34	$10.56	$11.11

Income (loss) from operations:
Net investment income	0.13	0.53	0.47	0.13	0.19	0.27
Net realized and unrealized gain (loss)	0.04	(1.99)	0.06	0.95	0.80	(0.56)
Total income (loss) from operations	0.17	(1.46)	0.53	1.08	0.99	(0.29)

Less distributions from:
Net investment income	(0.14)	(0.61)	(0.59)	(0.13)	(0.21)	(0.26)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.14)	(0.61)	(1.38)	(0.13)	(0.21)	(0.26)

Net asset value, end of period	$9.40	$9.37	$11.44	$12.29	$11.34	$10.56
Total return[3]	1.79%	(12.88)%	4.50%	9.58%	9.37%	(2.60)%

Net assets, end of period (000s)	$15,668	$19,810	$10,798	$8,749	$10,140	$16,984

Ratios to average net assets:
Gross expenses	0.86%[4]	0.84%	0.75%	0.65%	0.71%	0.70%
Net expenses[5,6]	0.75 [4]	0.82	0.75	0.65	0.71	0.70
Net investment income	2.65 [4]	5.18	3.83	1.11	1.75	2.45

Portfolio turnover rate	13%	39%	80%[7]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

12	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.06	$11.09	$11.96	$11.05	$10.30	$10.83

Income (loss) from operations:
Net investment income	0.10	0.42	0.38	0.06	0.12	0.17
Net realized and unrealized gain (loss)	0.03	(1.90)	0.05	0.90	0.77	(0.52)
Total income (loss) from operations	0.13	(1.48)	0.43	0.96	0.89	(0.35)

Less distributions from:
Net investment income	(0.11)	(0.55)	(0.51)	(0.05)	(0.14)	(0.18)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.11)	(0.55)	(1.30)	(0.05)	(0.14)	(0.18)

Net asset value, end of period	$9.08	$9.06	$11.09	$11.96	$11.05	$10.30
Total return[3]	1.41%	(13.48)%	3.75%	8.73%	8.63%	(3.28)%

Net assets, end of period (000s)	$2,224	$2,296	$1,481	$1,002	$867	$857

Ratios to average net assets:
Gross expenses	1.57%[4]	1.54%	1.45%	1.43%	1.38%	1.36%
Net expenses[5]	1.46 [4,6]	1.51 [6]	1.45 [6]	1.43 [6]	1.38 [6]	1.36
Net investment income	2.09 [4]	4.25	3.23	0.48	1.12	1.60

Portfolio turnover rate	13%	39%	80%[7]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.29	$11.42	$12.20	$11.24	$10.41	$10.95

Income (loss) from operations:
Net investment income	0.10	0.54	0.39	0.04	0.04	0.21
Net realized and unrealized gain (loss)	0.17	(2.20)	0.13	0.93	0.89	(0.54)
Total income (loss) from operations	0.27	(1.66)	0.52	0.97	0.93	(0.33)

Less distributions from:
Net investment income	(0.11)	(0.47)	(0.51)	(0.01)	(0.10)	(0.21)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.11)	(0.47)	(1.30)	(0.01)	(0.10)	(0.21)

Net asset value, end of period	$9.45	$9.29	$11.42	$12.20	$11.24	$10.41
Total return[3]	1.29%	(13.29)%	4.46%[4]	8.66%	8.95%	(3.03)%

Net assets, end of period	$312	$316	$30,534	$27,986	$90,854	$702,274

Ratios to average net assets:
Gross expenses	36.24%[5]	2.01%	1.94%	2.24%	1.21%	1.17%
Net expenses[6]	1.40 [5,7]	1.40 [7]	1.40 [7]	1.40 [7]	1.21 [7]	1.17
Net investment income	2.09 [5]	5.15	3.24	0.33	0.35	1.94

Portfolio turnover rate	13%	39%	80%[8]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been 3.82% for the year ended December 31, 2021.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.30	$11.35	$12.20	$11.27	$10.49	$11.03

Income (loss) from operations:
Net investment income	0.13	0.58	0.47	0.13	0.22	0.23
Net realized and unrealized gain (loss)	0.04	(2.02)	0.07	0.93	0.77	(0.51)
Total income (loss) from operations	0.17	(1.44)	0.54	1.06	0.99	(0.28)

Less distributions from:
Net investment income	(0.14)	(0.61)	(0.60)	(0.13)	(0.21)	(0.26)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.14)	(0.61)	(1.39)	(0.13)	(0.21)	(0.26)

Net asset value, end of period	$9.33	$9.30	$11.35	$12.20	$11.27	$10.49
Total return[3]	1.72%	(12.83)%	4.56%	9.42%	9.48%	(2.58)%

Net assets, end of period (000s)	$343	$336	$816	$754	$483	$804

Ratios to average net assets:
Gross expenses	0.87%[4]	0.82%	0.70%	0.73%	0.64%	0.68%
Net expenses[5]	0.77 [4,6]	0.80 [6]	0.69 [6]	0.73 [6]	0.64 [6]	0.68
Net investment income	2.84 [4]	5.57	3.89	1.07	2.03	2.16

Portfolio turnover rate	13%	39%	80%[7]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.23	$11.28	$12.13	$11.20	$10.43	$10.97

Income (loss) from operations:
Net investment income	0.11	0.45	0.42	0.10	0.16	0.23
Net realized and unrealized gain (loss)	0.04	(1.93)	0.07	0.91	0.78	(0.55)
Total income (loss) from operations	0.15	(1.48)	0.49	1.01	0.94	(0.32)

Less distributions from:
Net investment income	(0.12)	(0.57)	(0.55)	(0.08)	(0.17)	(0.22)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.12)	(0.57)	(1.34)	(0.08)	(0.17)	(0.22)

Net asset value, end of period	$9.26	$9.23	$11.28	$12.13	$11.20	$10.43
Total return[3]	1.51%	(13.08)%	4.16%	9.06%	8.99%	(2.93)%

Net assets, end of period (000s)	$75	$61	$102	$216	$458	$607

Ratios to average net assets:
Gross expenses	1.36%[4]	1.36%	1.13%	1.06%	1.05%	1.06%
Net expenses[5]	1.15 [4,6]	1.15 [6]	1.13 [6]	1.06 [6]	1.05 [6]	1.06
Net investment income	2.37 [4]	4.36	3.45	0.88	1.49	2.11

Portfolio turnover rate	13%	39%	80%[7]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.47	$11.55	$12.40	$11.45	$10.66	$11.21

Income (loss) from operations:
Net investment income	0.15	0.60	0.54	0.18	0.24	0.30
Net realized and unrealized gain (loss)	0.04	(2.05)	0.03	0.94	0.80	(0.55)
Total income (loss) from operations	0.19	(1.45)	0.57	1.12	1.04	(0.25)

Less distributions from:
Net investment income	(0.15)	(0.63)	(0.63)	(0.17)	(0.25)	(0.30)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.15)	(0.63)	(1.42)	(0.17)	(0.25)	(0.30)

Net asset value, end of period	$9.51	$9.47	$11.55	$12.40	$11.45	$10.66
Total return[3]	2.03%	(12.63)%	4.74%	9.84%	9.79%	(2.25)%

Net assets, end of period (000s)	$15,245	$16,624	$34,615	$84,063	$51,902	$59,639

Ratios to average net assets:
Gross expenses	0.58%[4]	0.56%	0.39%	0.35%	0.36%	0.38%
Net expenses[5]	0.47 [4,6]	0.54 [6]	0.39 [6]	0.35 [6]	0.36 [6]	0.38
Net investment income	3.07 [4]	5.66	4.34	1.51	2.17	2.77

Portfolio turnover rate	13%	39%	80%[7]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, prior to May 1, 2023, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.50%. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$9.54	$11.63	$12.46	$11.51	$10.71	$11.27

Income (loss) from operations:
Net investment income	0.15	0.60	0.54	0.18	0.26	0.32
Net realized and unrealized gain (loss)	0.05	(2.05)	0.06	0.95	0.80	(0.57)
Total income (loss) from operations	0.20	(1.45)	0.60	1.13	1.06	(0.25)

Less distributions from:
Net investment income	(0.16)	(0.64)	(0.64)	(0.18)	(0.26)	(0.31)
Net realized gains	—	—	(0.79)	—	—	—
Total distributions	(0.16)	(0.64)	(1.43)	(0.18)	(0.26)	(0.31)

Net asset value, end of period	$9.58	$9.54	$11.63	$12.46	$11.51	$10.71
Total return[3]	1.96%	(12.54)%	4.99%	9.87%	9.93%	(2.23)%

Net assets, end of period (000s)	$41,888	$58,982	$64,384	$414,300	$398,438	$349,242

Ratios to average net assets:
Gross expenses	0.48%[4]	0.47%	0.28%	0.27%	0.27%	0.28%
Net expenses[5]	0.37 [4,6]	0.44 [6]	0.28 [6]	0.27 [6]	0.27 [6]	0.28
Net investment income	3.09 [4]	5.68	4.37	1.49	2.31	2.87

Portfolio turnover rate	13%	39%	80%[7]	23%	60%	85%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2023, the expense limitation was 0.40%.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Inflation Indexed Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland Statutory Corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$66,176,251	—	$66,176,251
Corporate Bonds & Notes	—	4,412,704	—	4,412,704
Collateralized Mortgage Obligations	—	3,790,300	—	3,790,300
Sovereign Bonds	—	630,235	—	630,235
Asset-Backed Securities	—	4,232	—	4,232
Total Investments	—	$75,013,722	—	$75,013,722

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,644	—	$1,644

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

22	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(h) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $1,644. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivative counterparties.

(i) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(j) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

24	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

(k) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(l) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.20% of the Fund’s average daily net assets. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes,

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI and Class R shares did not exceed 0.90%, 1.65%, 1.40%, 0.85% and 1.15%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below. Prior to May 1, 2023, the expense limitation of Class I and Class IS shares were 0.50% and 0.40%, respectively.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $50,070, which included an affiliated money market fund waiver of $120.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2023	$128	$18	$161	$10	$1	$417	$767
Expires December 31, 2024	3,300	338	152	123	194	4,307	15,635
Expires December 31, 2025	8,722	1,154	56	181	67	8,555	31,215
Total fee waivers/ expense reimbursements subject to recapture	$12,150	$1,510	$369	$314	$262	$13,279	$47,617

For the six months ended June 30, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

26	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

There is a maximum initial sales charge of 3.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$43	—
CDSCs	—	$43

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$2,734,105	$9,067,153
Sales	1,765,341	32,572,405

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$84,091,321	$5,874	$(9,083,473)	$(9,077,599)
Forward foreign currency contracts	—	—	(1,644)	(1,644)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$1,644

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	$14,502	—	$(13,022)	$1,480
Forward foreign currency contracts	—	$633	—	633
Total	$14,502	$633	$(13,022)	$2,113

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$7,885	—	$7,885
Forward foreign currency contracts	—	$(4,048)	(4,048)
Total	$7,885	$(4,048)	$3,837

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$3,531,952
Futures contracts (to sell)†	8,622,383
Forward foreign currency contracts (to buy)	90,338
Forward foreign currency contracts (to sell)	53,474

†	At June 30, 2023, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
BNP Paribas SA	—	$(1,644)	$(1,644)	—	$(1,644)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

28	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.75%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$20,649	$10,907
Class C	10,931	989
Class C1	1	56
Class FI	428	248
Class R	158	122
Class I	—	8,122
Class IS	—	1,023
Total	$32,167	$21,467

For the six months ended June 30, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,745
Class C	1,157
Class C1	56
Class FI	181
Class R	67
Class I	8,576
Class IS	31,288
Total	$50,070

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended June 30, 2023	Year Ended December 31, 2022
Net Investment Income:
Class A	$228,691	$1,079,370
Class C	26,145	99,728
Class C1	4	1,360
Class FI	5,132	34,756
Class R	946	4,738
Class I	244,870	1,155,219
Class IS	724,224	3,874,847
Total	$1,230,012	$6,250,018

7. Capital shares

At June 30, 2023, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2023			Year Ended December 31, 2022
	Shares		Amount	Shares	Amount
Class A
Shares sold	135,126		$1,289,401	1,358,375	$14,307,705
Shares issued on reinvestment	21,631		203,966	103,526	1,003,903
Shares repurchased	(605,045)		(5,816,488)	(290,919)	(2,955,015)
Net increase (decrease)	(448,288)		$(4,323,121)	1,170,982	$12,356,593

Class C
Shares sold	36,503		$335,547	230,583	$2,233,724
Shares issued on reinvestment	2,870		26,063	10,573	99,166
Shares repurchased	(48,004)		(444,434)	(121,262)	(1,202,209)
Net increase (decrease)	(8,631)		$(82,824)	119,894	$1,130,681

Class C1
Shares sold	0	*	$8	318	$3,324
Shares issued on reinvestment	0	*	4	139	1,360
Shares repurchased	(1)		(4)	(3,096)	(29,056)
Net increase (decrease)	(1)		$8	(2,639)	$(24,372)

Class FI
Shares sold	584		$5,553	1,528	$16,428
Shares issued on reinvestment	549		5,132	3,572	34,756
Shares repurchased	(512)		(4,794)	(40,910)	(396,378)
Net increase (decrease)	621		$5,891	(35,810)	$(345,194)

30	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

	Six Months Ended June 30, 2023		Year Ended December 31, 2022
	Shares	Amount	Shares	Amount
Class R
Shares sold	3,226	$30,366	35,475	$382,988
Shares issued on reinvestment	83	771	315	3,044
Shares repurchased	(1,850)	(17,147)	(38,253)	(411,950)
Net increase (decrease)	1,459	$13,990	(2,463)	$(25,918)

Class I
Shares sold	78,116	$753,358	860,316	$8,960,498
Shares issued on reinvestment	25,329	241,951	114,790	1,142,619
Shares repurchased	(254,975)	(2,464,987)	(2,216,353)	(23,731,062)
Net decrease	(151,530)	$(1,469,678)	(1,241,247)	$(13,627,945)

Class IS
Shares sold	490,082	$4,757,346	1,712,847	$18,415,008
Shares issued on reinvestment	75,228	724,224	389,918	3,874,847
Shares repurchased	(2,375,413)	(23,102,714)	(1,455,921)	(15,243,257)
Net increase (decrease)	(1,810,103)	$(17,621,144)	646,844	$7,046,598

*	Less than 1 share.

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2023. The following transactions were effected in such company for the six months ended June 30, 2023.

	Affiliate Value at December 31, 2022

		Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$515,323	$5,178,733	5,178,733	$5,694,056	5,694,056

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$6,054	—	—

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

9. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

10. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $6,195,661, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matter

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for

32	Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report

replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

Western Asset Inflation Indexed Plus Bond Fund 2023 Semi-Annual Report	33

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Directors (the “Executive and Contracts Committee”) considered the Investment Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Directors their considerations and recommendation with respect to the Agreements, and the Board of Directors, including a majority of the Independent Directors, considered and approved renewal of the Agreements.

The Directors noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Directors met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Directors; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Directors at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe.

34	Western Asset Inflation Indexed Plus Bond Fund

It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Directors examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Directors considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Directors also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Directors also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional inflation-protected bond funds by Broadridge, showed, among other data, that

Western Asset Inflation Indexed Plus Bond Fund	35

Board approval of management and subadvisory agreements (unaudited) (cont’d)

the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022 was below the median. The Board noted that the Fund’s performance trailed that of its benchmark index for all relevant time periods. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe. The Board discussed the reasons for the Fund’s underperformance and the steps the Advisers were taking to improve the Fund’s performance.

The Directors also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadvisers. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Directors also noted that the Fund does not pay any management fees directly to any of the Subadvisers because LMPFA pays the Subadvisers for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional inflation-protected bond funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2024.

The Directors further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Directors noted that Western Asset does not have soft dollar arrangements.

Finally, the Directors considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee and the Actual Management Fee were below the median of the peer group. The Board also noted the small size of the Fund.

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory

36	Western Asset Inflation Indexed Plus Bond Fund

contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and each Director may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Inflation Indexed Plus Bond Fund	37

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

38	Western Asset Inflation Indexed Plus Bond Fund

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Western Asset Inflation Indexed Plus Bond Fund	39

Western Asset

Inflation Indexed Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Inflation Indexed Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Inflation Indexed Plus Bond Fund

Legg Mason Funds

100 International Drive

Baltimore, MD 21202

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Inflation Indexed Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

gathered Information from collected your browsing from you activity online,and such location as your . (For IP address example, orwe device mayID use and cookies data to and collect device device information and browser .) Our information website contains so our website more information recognizes about yourcookies online preferences and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX012829 08/23 SR23-4718

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	August 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer
Date:	August 23, 2023
By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer
Date:	August 23, 2023